Leasing	6 Months Ended
Mar. 31, 2025
Leasing [Abstract]
LEASING

10. LEASING

The Group has operating leases for offices and warehouses. The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	As of March 31, 2025	As of September 30, 2024
Operating lease right-of-use assets, net	$516,167	$653,730
Operating lease liabilities-current	203,600	231,978
Operating lease liabilities-non-current	334,973	441,504
Total operating lease liabilities	$538,573	$673,482

The components of lease expenses were as follows:

	For the six months ended March 31, 2025	For the six months ended March 31, 2024
Lease cost
Amortization of right-of-use assets	$114,791	$110,229
Interest of operating lease liabilities	11,730	12,921
Total lease cost	$126,521	$123,150

The weighted average remaining lease term was approximately 2.85 years as of March 31, 2025, and the weighted average discount rate was 3.94% for the six months ended March 31, 2025.

The maturities of lease liabilities in accordance with Leases (ASC 842) in each of the next five years as of March 31, 2025 were as follows:

USD
2025	121,734
2026	175,038
2027	155,336
2028	109,180
2029	12,577
Total minimum lease payments	573,865

Less: Interest	(35,292)
Present value of lease obligations	538,573
Less: Current portion	203,600
Non - current portion of lease obligations	334,973